Risk management - Summary forborne portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 19,816	€ 19,816
% of total portfolio	2.50%	2.50%
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 9,798	€ 10,176
% of total portfolio	3.10%	3.20%
Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 10,018	€ 9,640
% of total portfolio	2.10%	2.00%
Performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 13,793	€ 14,190
Performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	7,455	7,849
Performing [member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,339	6,341
Non-performing [member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	6,022	5,626
Non-performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	2,343	2,327
Non-performing [member] | Retail Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Forborne assets	€ 3,679	€ 3,299